Transactions with Related Parties - Additional Information (Details) - EBP 020 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 21,198	$ 19,153
Dividends	13,631
Fees paid for investment management	15
Investment Management
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid for investment management	$ 15
Ashland Inc. Common Stock | Investment Management
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares (in shares)	24,130	22,808
Investments at fair value	$ 1,416	$ 1,631
Dividends	$ 37